Mineral Properties and Interests (Tables)	12 Months Ended
Dec. 31, 2019
Mineral Industries Disclosures [Abstract]
Schedule of mineral properties and interests

	December 31, 2019	December 31, 2018

Kiewit and surrounding claims	$3,700,000	$600,000
JJS property	250,000	-
Total	3,950,000	600,000
Less Accumulated amortization	(475,401)	(36,948)
	3,474,599	563,052
Asset retirement obligation
Kiewit Site	452,193	452,193
Kiewit Exploration	11,126	11,126
Cactus Mill	-	26,234
Total	463,319	489,553
Less accumulated amortization	(208,281)	(173,604)
	255,038	315,949

Total	$3,729,637	$879,001